Cover	Jan. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2020
Entity File Number	001-37419
Entity Registrant Name	PDC Energy, Inc.
Entity Central Index Key	0000077877
Entity Tax Identification Number	95-2636730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1775 Sherman Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	860-5800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PDCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false